UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       June 30, 2008
                                                     -------------


Check here if Amendment [  ]: Amendment Number:
                                                     -------------------------

         This Amendment (Check only one):   |_|  is a restatement
                                            |_|  adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Glenview Capital Management, LLC
Address:          767 Fifth Avenue, 44th Floor
                  New York, NY 10153


Form 13F File Number: 028-10134
                     ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Lawrence M. Robbins
Title:            Chief Executive Officer
Phone:            212-812-4700

Signature, Place and Date of Signing:


    /s/ Lawrence M. Robbins         New York, New York        August 14, 2008
-------------------------------     ------------------        ---------------
           [Signature]                [City, State]              [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                            0
                                                -------------------------------


Form 13F Information Table Entry Total:                       65
                                                -------------------------------


Form 13F Information Table Value Total:                   $9,286,131
                                                -------------------------------
                                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         None




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



                                                GLENVIEW CAPITAL MANAGEMENT, LLC
                                                            FORM 13F
                                                   Quarter Ended June 30, 2008



                                                             VALUE   SHARES/    SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT    PRN CALL DSCRETN MANAGERS     SOLE   SHARED    NONE
------------------------------ ---------------- --------- --------   -------- --- ---- ------- ------------ -------- -------- -----
-----------------------------------------------------------------------------------------------------------------------------------
3COM CORP                      COM              885535104   12,593   5,940,240  SH       SOLE                  5,940,240
-----------------------------------------------------------------------------------------------------------------------------------
AETNA INC NEW                  COM              00817Y108  271,176   6,690,752  SH       SOLE                  6,690,752
-----------------------------------------------------------------------------------------------------------------------------------
ALCOA INC                      COM              013817101    1,781      50,000  SH       SOLE                     50,000
-----------------------------------------------------------------------------------------------------------------------------------
AMDOCS LTD                     ORD              G02602103  346,432  11,775,376  SH       SOLE                 11,775,376
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN TOWER CORP            CL A             029912201  147,941   3,501,561  SH       SOLE                  3,501,561
-----------------------------------------------------------------------------------------------------------------------------------
AMERISOURCEBERGEN CORP         COM              03073E105  238,644   5,967,601  SH       SOLE                  5,967,601
-----------------------------------------------------------------------------------------------------------------------------------
APOLLO GROUP INC               CL A             037604105   44,260   1,000,000  SH       SOLE                  1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
ARVINMERITOR INC               COM              043353101   75,264   6,030,786  SH       SOLE                  6,030,786
-----------------------------------------------------------------------------------------------------------------------------------
AT&T INC                       COM              00206R102  122,969   3,650,000  SH       SOLE                  3,650,000
-----------------------------------------------------------------------------------------------------------------------------------
B & G FOODS INC NEW            CL A             05508R106   12,103   1,295,810  SH       SOLE                  1,295,810
-----------------------------------------------------------------------------------------------------------------------------------
BEARINGPOINT INC               COM              074002106   19,744  24,375,100  SH       SOLE                 24,375,100
-----------------------------------------------------------------------------------------------------------------------------------
BLOCKBUSTER INC                CL B             093679207    7,695   3,809,300  SH       SOLE                  3,809,300
-----------------------------------------------------------------------------------------------------------------------------------
BROCADE COMMUNICATIONS SYS I   COM NEW          111621306   54,720   6,640,817  SH       SOLE                  6,640,817
-----------------------------------------------------------------------------------------------------------------------------------
CIGNA CORP                     COM              125509109  222,235   6,279,608  SH       SOLE                  6,279,608
-----------------------------------------------------------------------------------------------------------------------------------
CLEAR CHANNEL COMMUNICATIONS   COM              184502102   65,528   1,861,600  SH       SOLE                  1,861,600
-----------------------------------------------------------------------------------------------------------------------------------
COACH INC                      COM              189754104  301,799  10,450,087  SH       SOLE                 10,450,087
-----------------------------------------------------------------------------------------------------------------------------------
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102   54,963   1,690,637  SH       SOLE                  1,690,637
-----------------------------------------------------------------------------------------------------------------------------------
CORNING INC                    COM              219350105   68,933   2,990,605  SH       SOLE                  2,990,605
-----------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE INTL CORP         COM              228227104   91,408   2,360,123  SH       SOLE                  2,360,123
-----------------------------------------------------------------------------------------------------------------------------------
CROWN HOLDINGS INC             COM              228368106    1,971      75,830  SH       SOLE                     75,830
-----------------------------------------------------------------------------------------------------------------------------------
CVS CAREMARK CORPORATION       COM              126650100  277,652   7,016,724  SH       SOLE                  7,016,724
-----------------------------------------------------------------------------------------------------------------------------------
DICKS SPORTING GOODS INC       COM              253393102   28,971   1,633,100  SH       SOLE                  1,633,100
-----------------------------------------------------------------------------------------------------------------------------------
DONNELLEY R R & SONS CO        COM              257867101  162,592   5,476,325  SH       SOLE                  5,476,325
-----------------------------------------------------------------------------------------------------------------------------------
EBAY INC                       COM              278642103  318,812  11,665,265  SH       SOLE                 11,665,265
-----------------------------------------------------------------------------------------------------------------------------------
FIBERTOWER CORP                NOTE 9.000% 11/1 35167RAC4   22,388  30,000,000  PRN      SOLE                                  NONE
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY NATL INFORMATION SV   COM              31620M106  536,653  14,539,510  SH       SOLE                 14,539,510
-----------------------------------------------------------------------------------------------------------------------------------
FIRST AMERN CORP CALIF         COM              318522307  195,708   7,413,168  SH       SOLE                  7,413,168
-----------------------------------------------------------------------------------------------------------------------------------
FISERV INC                     COM              337738108  164,200   3,619,142  SH       SOLE                  3,619,142
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC CO            COM              369604103   30,517   1,143,400  SH  PUT  SOLE                  1,143,400
-----------------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD CO             COM              428236103  358,756   8,114,818  SH       SOLE                  8,114,818
-----------------------------------------------------------------------------------------------------------------------------------
INGERSOLL-RAND COMPANY LTD     CL A             G4776G101  383,911  10,256,778  SH       SOLE                 10,256,778
-----------------------------------------------------------------------------------------------------------------------------------
INVITROGEN CORP                COM              46185R100      805      20,500  SH       SOLE                     20,500
-----------------------------------------------------------------------------------------------------------------------------------
ITT EDUCATIONAL SERVICES INC   COM              45068B109  113,392   1,372,284  SH       SOLE                  1,372,284
-----------------------------------------------------------------------------------------------------------------------------------
LIGAND PHARMACEUTICALS INC     CL B             53220K207   12,325   4,740,431  SH       SOLE                  4,740,431
-----------------------------------------------------------------------------------------------------------------------------------
LIMITED BRANDS INC             COM              532716107   35,735   2,120,800  SH       SOLE                  2,120,800
-----------------------------------------------------------------------------------------------------------------------------------
MACROVISION SOLUTIONS CORP     COM              55611C108  126,054   8,426,059  SH       SOLE                  8,426,059
-----------------------------------------------------------------------------------------------------------------------------------
MCKESSON CORP                  COM              58155Q103  523,820   9,368,985  SH       SOLE                  9,368,985
-----------------------------------------------------------------------------------------------------------------------------------
MUELLER WTR PRODS INC          COM SER B        624758207    5,635     659,855  SH       SOLE                    659,855
-----------------------------------------------------------------------------------------------------------------------------------
NALCO HOLDING COMPANY          COM              62985Q101  166,622   7,878,097  SH       SOLE                  7,878,097
-----------------------------------------------------------------------------------------------------------------------------------
NCR CORP NEW                   COM              62886E108  277,203  11,000,138  SH       SOLE                 11,000,138
-----------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY INC                 COM NEW          629377508  240,643   5,609,387  SH       SOLE                  5,609,387
-----------------------------------------------------------------------------------------------------------------------------------
OMNICARE INC                   COM              681904108  317,851  12,122,463  SH       SOLE                 12,122,463
-----------------------------------------------------------------------------------------------------------------------------------
ORACLE CORP                    COM              68389X105  165,384   7,875,407  SH       SOLE                  7,875,407
-----------------------------------------------------------------------------------------------------------------------------------
PALL CORP                      COM              696429307   77,405   1,950,736  SH       SOLE                  1,950,736
-----------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                     COM              717081103   50,052   2,865,000  SH       SOLE                  2,865,000
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICAL HLDRS TR        DEPOSITRY RCPT   71712A206   34,518     511,600  SH       SOLE                    511,600
-----------------------------------------------------------------------------------------------------------------------------------
POLO RALPH LAUREN CORP         CL A             731572103   56,691     903,011  SH       SOLE                    903,011
-----------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA INC                   COM NEW          74157K846   16,113   3,457,636  SH       SOLE                  3,457,636
-----------------------------------------------------------------------------------------------------------------------------------
PROTECTION ONE INC             COM NEW          743663403      867     103,165  SH       SOLE                    103,165
-----------------------------------------------------------------------------------------------------------------------------------
RELIANT ENERGY INC             COM              75952B105   32,944   1,548,858  SH       SOLE                  1,548,858
-----------------------------------------------------------------------------------------------------------------------------------
SAFEWAY INC                    COM NEW          786514208   33,461   1,171,998  SH       SOLE                  1,171,998
-----------------------------------------------------------------------------------------------------------------------------------
SMART BALANCE INC              COM              83169Y108   18,084   2,508,156  SH       SOLE                  2,508,156
-----------------------------------------------------------------------------------------------------------------------------------
TERRESTAR CORP                 COM              881451108    5,851   1,470,186  SH       SOLE                  1,470,186
-----------------------------------------------------------------------------------------------------------------------------------
TESORO CORP                    COM              881609101    1,977     100,000  SH       SOLE                    100,000
-----------------------------------------------------------------------------------------------------------------------------------
THERMO FISHER SCIENTIFIC INC   COM              883556102  299,813   5,379,744  SH       SOLE                  5,379,744
-----------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD BERMUDA          SHS              G9143X208  293,597   7,332,595  SH       SOLE                  7,332,595
-----------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC         COM              91324P102  320,849  12,222,817  SH       SOLE                 12,222,817
-----------------------------------------------------------------------------------------------------------------------------------
URS CORP NEW                   COM              903236107   77,107   1,837,193  SH       SOLE                  1,837,193
-----------------------------------------------------------------------------------------------------------------------------------
VERISIGN INC                   COM              92343E102   68,368   1,808,680  SH       SOLE                  1,808,680
-----------------------------------------------------------------------------------------------------------------------------------
VIACOM INC NEW                 CL B             92553P201   11,410     373,600  SH       SOLE                    373,600
-----------------------------------------------------------------------------------------------------------------------------------
VIRGIN MEDIA INC               COM              92769L101  208,685  15,333,188  SH       SOLE                 15,333,188
-----------------------------------------------------------------------------------------------------------------------------------
WELLPOINT INC                  COM              94973V107  193,513   4,060,277  SH       SOLE                  4,060,277
-----------------------------------------------------------------------------------------------------------------------------------
WILLIS GROUP HOLDINGS LTD      SHS              G96655108  262,349   8,363,046  SH       SOLE                  8,363,046
-----------------------------------------------------------------------------------------------------------------------------------
WYETH                          COM              983024100  509,541  10,624,287  SH       SOLE                 10,624,287
-----------------------------------------------------------------------------------------------------------------------------------
WYETH                          COM              983024100   85,148   1,775,400  SH  CALL SOLE                 1,775,400
-----------------------------------------------------------------------------------------------------------------------------------




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